Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Life insurance in- force
Direct amount	$ 59,075.0	$ 68,173.9	$ 72,829.5
Ceded to other Companies	58,373.3	68,066.3	9,245.1
Assumed from other Companies	549.4	1,232.5	1,120.1
Net amount	$ 1,251.1	$ 1,340.1	$ 64,704.5
Percentage of amount assumed to net	43.90%	92.00%	1.70%
Premiums:
Direct amount	$ 954.9	$ 1,021.7	$ 1,052.4
Ceded to other Companies	953.7	900.2	165.0
Assumed from other Companies	4.3	58.8	160.1
Net earned premiums	$ 5.5	$ 180.3	$ 1,047.5
Percentage of amount assumed to net	78.20%	32.60%	15.30%
Benefits:
Direct policyholder benefits	$ 853.1	$ 1,242.7	$ 964.5
Ceded to other Companies	807.9	1,131.1	380.4
Assumed from other Companies	13.4	41.1	165.5
Net policyholder benefits	$ 58.6	$ 152.7	$ 749.6
Percentage of amount assumed to net	22.90%	26.90%	22.10%
Life insurance
Premiums:
Direct amount	$ 239.4	$ 269.6	$ 275.1
Ceded to other Companies	237.3	234.8	71.8
Assumed from other Companies	3.1	5.9	5.6
Net earned premiums	$ 5.2	$ 40.7	$ 208.9
Percentage of amount assumed to net	59.60%	14.50%	2.70%
Benefits:
Direct policyholder benefits	$ 345.6	$ 379.6	$ 355.1
Ceded to other Companies	304.3	341.0	207.0
Assumed from other Companies	13.1	16.3	17.3
Net policyholder benefits	$ 54.4	$ 54.9	$ 165.4
Percentage of amount assumed to net	24.10%	29.70%	10.50%
Accident and health insurance
Premiums:
Direct amount	$ 715.5	$ 752.1	$ 777.3
Ceded to other Companies	716.4	665.4	93.2
Assumed from other Companies	1.2	52.9	154.5
Net earned premiums	$ 0.3	$ 139.6	$ 838.6
Percentage of amount assumed to net	400.00%	37.90%	18.40%
Benefits:
Direct policyholder benefits	$ 507.5	$ 863.1	$ 609.4
Ceded to other Companies	503.6	790.1	173.4
Assumed from other Companies	0.3	24.8	148.2
Net policyholder benefits	$ 4.2	$ 97.8	$ 584.2
Percentage of amount assumed to net	7.10%	25.40%	25.40%